Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 9,421	$ 10,455	$ 5,122